Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Medivation, Inc. (Details) - USD ($)
$ / shares in Units, $ in Millions
			12 Months Ended
		Sep. 28, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired	[1]		$ 18,368		$ 16,466		$ 195
Goodwill			54,449	[2]	$ 48,242	[2]	$ 42,069
Medivation [Member]
Business Acquisition [Line Items]
Business acquisition, per share in cash (in dollars per share)		$ 81.50
Payments to acquire businesses, cash portion		$ 14,300
Cash payments for acquisition, net of cash acquired		13,900
Intangible assets		13,100
Goodwill		5,500
Net deferred tax liabilities		4,400
Assumed contingent consideration		340
Other Current Liabilities [Member] | Medivation [Member]
Business Acquisition [Line Items]
Acquisition consideration, amount payable			$ 365
Developed Technology Rights [Member] | Medivation [Member]
Business Acquisition [Line Items]
Intangible assets		$ 8,700
Acquired intangible assets, useful life		12 years
In Process Research and Development [Member] | Medivation [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets		$ 4,400

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.